Note 8 - Accrued Liabilities 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	March 31,	December 31,
	2026	2025
	(in thousands)
Legal fees	$500	$500
Interest on debt	1,203	1,128
Audit Fees	437	436
Payroll	909	985
Consulting fees	140	140
Tax penalties	590	590
Total	$3,778	$3,779

	Year Ended December 31,
	2025	2024
	(in thousands)
Legal fees	$500	$500
Interest on debt	1,128	553
Audit Fees	436	500
Payroll	985	22
Consulting fees	140	140
Tax penalties	590	590
Other expenses	-	66
Total	$3,779	$2,371